Note 10 - Employee Benefit Plans (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Plan Assets, Contributions by Employer	¥ 66,370	¥ 57,090	¥ 47,955
Minimum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	10.00%
Maximum [Member]
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	22.00%